STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
Summary of Stock Option Activity

The summary of the stock option activity for the nine months ended September 30, 2014 is as follows:

		Weighted
		Average	Weighted
		Exercise Price	Average Remaining
	Shares	per Share	Life (Years)

Outstanding, January 1, 2014	47,923,642	$0.20	5.1
Granted	16,135,000	$0.20	9.1
Cancelled	(5,695,250)	$0.13	7.6
Exercised	(2,466,300)	$0.04	3.6
Expired	(51,809)	$0.83	—
Outstanding September 30, 2014	55,845,283	$0.21	6.3

The summary of the stock option activity for the years ended December 31, 2013 and 2012 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Shares	per Share	Life (Years)
Outstanding January 1, 2012	39,833,438	$0.39	7.2
Granted	1,968,000	$0.15	6.9
Cancelled	(4,640,000)	$0.14	—
Expired	(190,783)	$34.72	—
Exercised	(303,039)	$0.04	—
Outstanding, December 31, 2012	36,667,616	$0.23	6.1
Granted	14,076,000	$0.11	5.5
Cancelled	(2,235,000)	$0.12	—
Expired	(28,237)	$7.71	—
Exercised	(556,737)	$0.04	—
Outstanding, December 31, 2013	47,923,642	$0.20	5.1

Summary of Status of Non-Vested Options

The summary of the status of the Company's non-vested options for the six months ended September 30, 2014 is as follows:

		Weighted
		Average
		Grant
		Date
	Shares	Fair Value

Non-vested, January 1, 2014	13,418,000	$0.034
Granted	16,135,000	$0.058
Cancelled	(4,861,250)	$0.033
Vested	(2,412,250)	$0.044

Non-vested, September 30, 2014	22,279,500	$0.051

The summary of the status of the Company's non-vested options for the year ended December 31, 2013 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested, December 31, 2012	7,394,000	$0.050
Granted	14,076,000	0.035
Cancelled	(2,035,000)	0.056
Vested	(6,017,000)	0.048
Non-vested, December 31, 2013	13,418,000	$0.034

Warrants to Purchase Common Stock

As of September 30, 2014, the Company has the following warrants to purchase Common Stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date

1,750,000	$0.1000	August 16, 2015
1,600,000	$0.1250	August 16, 2015
1,333,333	$0.1500	August 16, 2015
490,000	$0.1000	October 22, 2015
196,000	$0.1250	October 22, 2015
163,333	$0.1500	October 22, 2015
500,000	$0.1000	November 19, 2015
200,000	$0.1250	November 19, 2015
166,667	$0.1500	November 19, 2015
700,000	$0.1000	February 15, 2016
1,540,000	$0.1250	February 15, 2016
1,416,666	$0.1500	February 15, 2016
240,125	$1.2500	October 24, 2016
1,166,667	$0.1750	February 10, 2017
4,392,000	$0.1500	June 21, 2018
3,725,000	$0.1250	September 30, 2018
20,400,000	$0.3125	March 11, 2019
1,224,000	$0.3000	March 11, 2019
41,203,791

As of December 31, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise	Warrant
To be Purchased	Price per Share	Expiration Date
397,825	$0.0362	September 30, 2014
1,750,000	$0.10	August 16, 2015
1,600,000	$0.125	August 16, 2015
1,333,333	$0.15	August 16, 2015
490,000	$0.10	October 22, 2015
196,000	$0.125	October 22, 2015
163,333	$0.15	October 22, 2015
625,000	$0.10	November 2, 2015
250,000	$0.125	November 2, 2015
208,334	$0.15	November 2, 2015
500,000	$0.10	November 19, 2015
200,000	$0.125	November 19, 2015
166,667	$0.15	November 19, 2015
5,000,000	$0.10	February 15, 2016
2,200,000	$0.125	February 15, 2016
1,833,333	$0.15	February 15, 2016
240,125	$1.25	October 24, 2016
1,166,667	$0.175	February 15, 2017
4,392,000	$0.150	June 21, 2018
3,725,000	$0.126	September 30, 2018
26,437,617